UNAUDITED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Sales revenues	$ 34,703	$ 20,982	$ 61,892	$ 36,680
Cost of sales	(15,240)	(10,158)	(28,019)	(17,849)
Gross profit	19,463	10,824	33,873	18,831
Income (expenses)
Selling expenses	(1,247)	(1,086)	(2,425)	(2,034)
General and administrative expenses	(323)	(260)	(622)	(533)
Exploration costs	(44)	(191)	(123)	(405)
Research and development expenses	(220)	(147)	(426)	(264)
Other taxes	(93)	(46)	(152)	(152)
Impairment of assets	(168)	(90)	(167)	(180)
Other income and expenses	2,189	(109)	1,867	(393)
Total Income (expenses)	94	(1,929)	(2,048)	(3,961)
Income before net finance expense, results of equity-accounted investments and income taxes	19,557	8,895	31,825	14,870
Finance income	619	206	881	328
Finance expenses	(959)	(1,871)	(1,716)	(3,079)
Foreign exchange gains (losses) and inflation indexation charges	(2,858)	3,684	(1,767)	(869)
Net finance income (expense)	(3,198)	2,019	(2,602)	(3,620)
Results of equity-accounted investments	(9)	1,026	341	1,209
Net income before income taxes	16,350	11,940	29,564	12,459
Income taxes	(5,309)	(3,784)	(9,875)	(4,103)
Net income for the period	11,041	8,156	19,689	8,356
Net income attributable to shareholders of Petrobras	11,010	8,121	19,615	8,301
Net income attributable to non-controlling interests	$ 31	$ 35	$ 74	$ 55
Basic and diluted earnings per common and preferred share - in U.S. dollars	$ 0.84	$ 0.62	$ 1.50	$ 0.64